Inventories	12 Months Ended
Dec. 31, 2024
Textblock 1 [Abstract]
Inventories
7.
Inventories

Details of inventories as of December 31, 2023 and 2024 are as follows:

(i)
As of December 31, 2023

(In millions of won)
	Cost		Valuation allowance	Carrying amount
Finished goods	₩	811,580	(60,805)	750,775
Work-in-process		1,222,991	(77,385)	1,145,606
Raw materials		485,876	(28,520)	457,356
Supplies		199,908	(25,917)	173,991
Total	₩	2,720,355	(192,627)	2,527,728

(ii)
As of December 31, 2024

(In millions of won)
	Cost		Valuation allowance	Carrying amount
Finished goods	₩	995,999	(51,305)	944,694
Work-in-process		1,184,516	(82,655)	1,101,861
Raw materials		477,929	(17,648)	460,281
Supplies		184,869	(20,463)	164,406
Total	₩	2,843,313	(172,071)	2,671,242

For the years ended December 31, 2022, 2023 and 2024, the amount of inventories recognized as cost of sales and inventory write-downs included in cost of sales and usage of inventory write-downs are as follows:

(In millions of won)
	2022		2023	2024
Cost of sales	₩	25,027,703	20,985,643	24,039,928
Including: Inventory write-downs		245,619	192,627	175,262
Usage of inventory write-downs		224,576	245,619	192,627

There were no significant reversals of inventory write-downs recognized during the years ended December

31, 2022, 2023 and 2024.